Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Basis of preparation

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were authorized by the Management Board for presentation to the Supervisory Board on April 28, 2022. The Group’s consolidated financial statements are presented in Euros (“EUR”), which is also the parent company’s functional currency. Unless otherwise stated, the numbers are rounded to thousands of Euros, except per share amounts.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the Company's wholly-owned subsidiaries CureVac AG (Tuebingen, Germany), CureVac Inc. (Cambridge, Massachusetts, USA), CureVac Real Estate GmbH (Tuebingen, Germany) with CureVac Corporate Services GmbH, CureVac RNA Printer GmbH, CureVac Beteiligungsverwaltungs AG and CureVac Swiss AG being incorporated in 2021. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated upon consolidation.

The fiscal year of all Group entities corresponds to the calendar year ending December 31.

Current and non-current classification

Current and non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification.

Current assets include assets that are sold, consumed, or realized as part of the normal operating cycle (the operating cycle is assumed to be 12 months), or cash and cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

Current liabilities, such as trade payables, lease liabilities, or employee benefits with a term of up to 12 months, and payables for operating costs or social security charges, are part of the working capital used in the Group's normal operating cycle. Such operating items are classified as current liabilities even if they are due to be settled more than 12 months after the reporting period. All other liabilities are classified as non-current.

Foreign currency translation

Foreign currency translation

For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions are initially translated at the spot rate applicable between the functional currency and the foreign currency on the date of the transaction. Monetary assets and liabilities in foreign currencies are translated to the functional currency using the prevailing rate at the reporting date. Foreign currency exchange differences are recorded in the statement of operations. Upon consolidation, the assets and liabilities of foreign operations are translated into Euro at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the average exchange rate of the fiscal period. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (loss).

Revenue recognition

Revenue recognition

Revenue from the sale of products and services is recognized when the Group transfers control to the customer. Control generally transfers when the customer gains the ability to direct the use of and obtain substantially all of the remaining benefits from the good or service. If the contract contains more than one performance obligation, the consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-along selling price method. Revenue is recognized at the amount of consideration that the Group is expected to receive in exchange for these goods or services. The Group has concluded that it acts as a principal in sales transactions as it has control over the goods or services before transferring control to the customer.

The Group primarily generates revenue from its licensing and development agreements with collaboration partners for the development of mRNA medicines against a variety of targets in diseases and conditions. These arrangements contain multiple contractual promises, including (i) licenses, or options to obtain licenses, to the Group’s mRNA technology, (ii) delivery of products, and (iii) research and development services. Such arrangements provide for various types of payments to the Group, including upfront fees, funding of research and development services, payment for delivered products, development, regulatory and commercial milestone payments, license fees, and royalties on product sales, all of which may be satisfied at different points in time. Outlicensing agreements may be entered into with or without any further significant contractual obligations.

Goods or services promised in collaborative arrangements are accounted for as separate performance obligations if such promises are distinct (i.e., if the customer can benefit from the good or service on its own or together with other resources readily available to it and if the promise is separately identifiable from other promises in the contract).

In determining whether contractual promises are separately identifiable, the Group considers whether:

●	It provides a significant service of integrating the goods or services with other goods or services that represent the combined output or outputs for which the other party has contracted

●	One or more of the goods or services significantly modifies or customizes one or more of the other goods or services promised in the agreement.

●	The goods or services the Group promised to transfer or to provide are highly interdependent or highly interrelated.

Based on these criteria, management evaluates whether the intellectual property (IP) licenses granted, and to which further research and development activities may apply under the terms of a collaboration agreement, are distinct from the unperformed obligations to the collaboration partner, considering the relevant facts and circumstances of each arrangement. Factors considered in this determination include the nature of the IP license, the stage of development of the IP license granted, the research capabilities of the partner, and the availability of mRNA technology research expertise in the general marketplace.

When an IP license is not considered to be distinct from research services, the Group generally recognizes revenue, including any upfront payment, attributable to the license on a straight-line basis, which reflects the performance of services by the Group towards satisfaction of the obligation, over the contractual or estimated performance period, which is typically from the effective date of the related collaboration agreement through the estimated date of market entry of a product developed under the agreement. The determination of the estimated date of market entry requires a significant amount of judgment given the uncertainty inherent in developing innovative pharmaceutical products and is based upon development plans with the customer, which are subject to change, clinical trials, and approval of regulatory authorities. Changes in the estimated date of market entry could have a material impact on the amount and timing of revenue the Group records in future periods.

When an IP license is considered to be distinct, the Group determines whether it provides the customer with either (1) a right to access the IP throughout the license period (for which revenue is recognized over the license period) or (2) a right to use the IP as it exists at the point in time that the license is granted (for which revenue is recognized at a point in time where the customer can first use and benefit from the license).

If the transaction price in an agreement includes a variable amount, the Group estimates the amount of consideration to which the Group will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. The estimated deferred contract liability is updated at each reporting date to reflect the current facts and circumstances.

Collaboration agreements may also provide a customer with the option to acquire additional goods or services. The accounting treatment for such options depends on the nature of these options. Options are considered to be substantive if, at the inception of an agreement, the Group is at risk as to whether the customer will choose to exercise the options to secure additional licenses. Factors that are considered in evaluating whether options are substantive include the overall objective of the arrangement, the benefit the customer might obtain from the agreement without exercising the options, the cost to exercise the options relative to the total upfront consideration, and the additional financial commitments or economic penalties imposed on the customer as a result of exercising the options.

Product sales related to collaboration agreements include RNA products and are recognized over time as goods are produced because such goods have no alternative use and the Group has an enforceable right to payment. Otherwise, revenue for product sales is recognized at a point in time. In 2021, 2020, and 2019, no revenue from product sales was recognized on a point-in-time basis. Revenue from certain research and development services, delivered as a distinct performance obligation under the collaboration agreements, are recognized over time as the services provided have no alternative use and the Group has an enforceable right to payment.

A receivable is recognized when the consideration is unconditional and only the passage of time is required before payment is due. The transaction price is quoted in the relevant contractually agreed pricing in force at the date of the customer placing the respective order for such goods or services. Amounts received prior to satisfying the above revenue recognition criteria are recorded as contract liability in the statements of financial position.

The Group may present the following contract balances:

●	Contract assets — Represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to the customer when that right is conditioned on something other than the passage of time
●	Trade receivables — Represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due)

●	Contract liabilities — Represents the Group’s obligations to transfer goods or services to a customer for which the Group has received consideration (or consideration is due) from the customer

The Group recognizes revenue from contracts with customers relating to its core business. All other operating proceeds are presented as other operating income in the statements of operations.

Grants from government agencies and similar bodies

Grants from government agencies and similar bodies

The Group receives grants from government agencies and similar bodies for the active participation in specific research and development projects. Each grant agreement is assessed to determine whether there are elements of the supply of products that are recognized separately from the grant. For the supply of products, the standalone selling price is determined by reference to observed prices with other customers. The grants are recognized when there is reasonable assurance that the grant will be received and all grant conditions will be met. If grant funds are received prior to qualifying expenses being incurred or assets purchased, they are recorded as a liability in other liabilities. If the funds reimburse expenses, the liability is amortized into other operating income on a systematic basis over the period in which the corresponding expenses are incurred. If the funds reimburse purchased assets, the liability is reduced with a corresponding amount deducted from the asset’s carrying amount upon recording of the qualified asset. According to the terms of the grants, grantors generally have the right to audit qualifying expenses submitted by the Group.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i) Financial assets

Initial recognition and measurement

Financial assets are initially measured at fair value. After the initial measurement, the financial assets are subsequently classified as either amortized cost, fair value through other comprehensive income, or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15.

For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified into four categories:

●	financial assets at amortized cost (debt instruments);
●	financial assets at fair value through other comprehensive income with recycling of cumulative gains and losses (debt instruments);
●	financial assets designated at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition (equity instruments); or
●	financial assets at fair value through profit or loss.

In fiscal 2019, 2020, and 2021, the Group only had the following financial assets to be measured at amortized cost:

●	Cash and cash equivalents
●	Other financial assets
●	Trade receivables and contract assets

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the statement of operations when the asset is derecognized, modified, or impaired.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when the Group no longer has the contractual rights to the asset or the right to receive cash flows from the asset have expired.

Impairment of financial assets

An allowance for expected credit losses (ECLs) is recognized for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all of the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12- months (a 12- month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For cash and cash equivalents, trade receivables, and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

The Group considers a financial asset in default when contractual payments are 180 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings or as payables.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group's financial liabilities include lease liabilities, trade payables, the EIB-loan, which was repaid in fiscal 2021 (see note 12), and the convertible loans (see note 12), which were repaid immediately before the IPO in fiscal 2020.

Subsequent measurement

After initial recognition, interest-bearing loans and borrowings, trade payables, and other financial liabilities are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the statement of operations when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of operations.

This category generally applies to interest-bearing loans and borrowings, including convertible loans.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires.

Accounting for EIB loan

Accounting for EIB loan

In 2020, the Group received from the European Investment Bank, or EIB, a line of credit which is available in three tranches, each of which can be drawn separately. In addition, any of the tranches carry a fixed interest but also a specified amount of variable remuneration. The agreement provides for multiple rights and obligations, including rights to terminate and repay the agreement early with varying amounts of variable remuneration.

The Group accounts for the first tranche of EUR 25 million drawn in 2020 as a financial liability at amortized cost, using the effective interest method based on expected cashflows including any amount of variable remuneration. In doing so, the Group assessed what is the most probable scenario for the exercise of its rights as the borrower. In addition, the Group determined an effective interest rate that is consistent with the accounting for other financing arrangements. In December 2021, the loan was early terminated and as of December 31, 2021 the EIB loan was fully repaid. For further information on the EIB loan, see Note 12.

Accounting for convertible loans

Accounting for convertible loans

IFRS requires that a convertible loan be bifurcated into a debt component and a conversion right if the latter is an equity instrument.

In 2019, the Group assessed that the conversion right of the convertible loan is not an equity instrument, but a liability with an insignificant value.

The debt component of the convertible loan was measured using the market interest rate obtainable on similar debt instruments. The debt component was measured as a liability at amortized cost until it is converted into equity or becomes due for repayment. The carrying amount of the debt component was based on an expected repayment in 2021, which was the earliest possible date at which repayment could be required by the lender unless specified events occurred.

The component of the loan proceeds allocated to equity represents the residual value between the consideration received for each single tranche and the fair value of the corresponding financial liabilities at initial recognition.

For further information on the convertible loan, see Note 12.

Acquired Intangible assets

Acquired Intangible assets

Acquired intangible assets are initially measured at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortized over their useful life, generally using the straight-line method. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least annually at each fiscal year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits are accounted for prospectively. Amortization of an intangible asset is reported in the consolidated statement of operations in accordance with the function of the intangible asset.

Gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of operations in the period in which the asset is derecognized.

Acquired intangible assets are mainly comprised of software and licenses. The Group has entered into non-exclusive license agreements for patent rights and/or know-how with reputable universities, cancer research institutes, and other research partners. The cost of these licenses includes fixed as well as contingent consideration mainly linked to specified events in the collaborations for which the licenses are used. The licenses are measured initially at cost which comprises the fixed purchase price components. The Group records a liability for contingent consideration and capitalizes such amounts as part of the cost of the acquired intangible asset when the future event, upon which the contingent consideration depends, occurs or a present obligation exists.

The estimated useful lives for each intangible asset class are as follows:

Software	3 to 5 years
Licenses	8 to 20 years

The Group does not have any intangible assets with indefinite useful lives.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairments. These costs also comprise the costs for replacement parts, which are recognized at the time they are incurred, providing they meet the recognition criteria. All other repair and maintenance costs are expensed as incurred. Depreciation is recognized on a straight-line basis over the estimated useful lives as follows:

Leasehold Improvements	1 to 10 years
Technical equipment and machines:	3 to 14 years
Other equipment, furniture and fixtures:	3 to 14 years

Property, plant and equipment are derecognized upon disposal or when no further economic benefits are expected from their continued use or sale. The gain or loss on derecognition is determined as the difference between the net disposal proceeds and the carrying amount and recognized in profit or loss in the period in which the item is derecognized.

The residual values of the assets, useful lives, and depreciation methods are reviewed at the end of each fiscal year and any changes are accounted for prospectively.

The estimated useful lives and depreciation methods remained unchanged from fiscal 2019 through fiscal 2021. The residual values of the assets are generally considered to be zero.

Impairment of assets

Impairment of assets

At each reporting date, the Group assesses whether there is an indication that an asset may be impaired. If there is any indication of impairment or if an annual impairment test is required, the Group estimates the recoverable amount of the asset. The recoverable amount of an asset is the higher of the asset's fair value less costs of disposal and its value-in-use. It is determined for an individual asset unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case it is determined at the level of the cash-generating unit. If the carrying amount of an asset exceeds its recoverable amount, the asset is impaired and written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre -tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

When there has been a change in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized, any impairment loss previously recognized is reversed. The reversal may not exceed the carrying amount that would have been determined after amortization or depreciation had no impairment loss been recognized for the asset in prior periods. The amount of the reversal is recognized in profit or loss for the period.

There were no impairments or reversals of impairments in 2019 and 2020. However, in fiscal year 2021, impairments of EUR 22,810k were recognized. These pertained largely to machinery and technical equipment recorded under assets under construction and resulted from the partial impairment of production lines which are obsolete due to the withdrawal of the EMA regulatory approval application for CVnCoV.

Non-current other assets - costs to obtain a contract

Non-current other assets — costs to obtain a contract

Amortization of assets recognized from the costs to obtain a contract with a customer within the scope of IFRS 15 is recognized on a straight-line basis over their associated estimated useful lives.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction, or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

The Group capitalizes borrowing costs when it meets all the following conditions: (a) it incurs expenditures for the asset; (b) it incurs borrowing costs, and (c) it undertakes activities that are necessary to prepare the asset for its intended use or sale.

The Group capitalized EUR 2,932k borrowing costs during fiscal 2021 (2020: 1,989k, 2019: 2,188k). The capitalization rate used to determine the amount of the borrowing costs eligible for capitalization during fiscal 2021 was a weighted average of 7.17% (2020: 8.90%, 2019: 9.13%).

Right-of-use assets

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received as well as any estimated costs to be incurred by the lessee for dismantling and removing the underlying asset. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life, indicated below, and the lease term. Right-of-use assets are subject to impairment according to IAS 36.

Land and Buildings:	1 to 15 years
Vehicles:	3 to 4 years
Other equipment:	2 to 5 years

Lease liabilities

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in- substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments, or a change in the assessment to purchase the underlying asset. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount for the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis over the lease term. Furthermore, the Group also elected to use the recognition exemptions for lease contracts that, on January 1, 2019, had a remaining lease term of 12 months or less.

Separation of lease and non-lease components

As a practical expedient, the Group elected not to separate the fixed (but not variable) portion of non-lease components in respect of leases of building and instead accounts for them as a single lease component.

Inventories.

Inventories

Inventories are valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Inventories are comprised of raw materials, work in progress, and finished goods.

Costs incurred in bringing each product to its present location and condition are accounted for, as follows:

●	Raw materials: purchased cost on a first-in/first-out basis
●	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overhead based on normal operating capacity, but excluding borrowing costs

The costs of inventories may not be recoverable if those inventories are damaged, if they become wholly or partially obsolete, or if the selling prices have declined. The practice of writing inventories down below cost to net realizable value is consistent with the view that assets should not be carried in excess of amounts expected to be realized from the sale or use.

Pre-launch products

Pre-launch products

Prior to initial regulatory approval, costs relating to the production of products are expensed as research and development expenses in the period incurred unless recoverable through means other than sale. If pre-launch products are sold, the respective product gross margin may be higher compared to the expected recurring margin as the underlying costs will not be included in cost of sales. For the year ended December 31, 2021, 2020, and, 2019, no revenues have been recorded related to pre-launch products.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, bank balances on-demand, and short-term deposits with an original maturity of three months or less.
Onerous contract provisions

Onerous contract provisions

An unfavorable and onerous contract provision is recognized when the expected benefits to be derived from a contract are lower than the unavoidable costs of meeting its obligations under the contract. Unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. The Group measures the cost of fulfilling a contract as the incremental costs of fulfilling that contract and the incremental costs of fulfilling that contract. Before a separate provision for an onerous contract is established, the Group recognizes any impairment loss that has occurred on assets used in fulfilling the contract, if applicable. Onerous contract provisions are released over the remaining term of the contract.

Share-based payment awards

Share-based payment awards

The Group operates several share-based payment programs.

An equity-settled share-based payment award is accounted for by recognizing the related expense over the vesting period of the award, with a corresponding increase recorded in equity. The expense is based on the fair value determined at the grant date of the award and the number of awards expected to vest. The fair value remains unchanged after grant date. Once the award has vested, there is no reversal of expense related to the award.

When a share-based payment award provides for different ways of settlement (i.e. cash versus shares) depending on the occurrence of contingent events, the award is accounted for based on the manner of settlement that is most probable. A change in the expected manner of settlement is accounted for as a modification.

Expenses for employer taxes arising upon the exercise of equity-settled share-based payments are recognized in profit or loss.

The related share-based payment expense is recorded in the functional cost category to which the award recipient’s costs are classified.

Taxes

Taxes

Current tax assets and liabilities

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities based on the tax rates and tax laws that are enacted or substantively enacted at the end of the reporting period.

Deferred taxes

Deferred tax is recognized using the liability method on all temporary differences as of the end of the reporting period between the carrying amounts of assets and liabilities and their tax bases.

Deferred tax liabilities are recognized for all taxable temporary differences. The only exception is if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction, affects neither accounting profit nor loss nor taxable profit or loss.

Deferred tax assets are recognized for deductible temporary differences and to the extent that it is probable that future taxable income will allow the deferred tax asset to be realized.

Deferred tax assets and deferred tax liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

If transactions and other events are recognized directly in equity, any related taxes on income are also recognized directly in equity.

Deferred tax assets and deferred tax liabilities are offset if there is a legally enforceable right to offset current tax assets and current tax liabilities and these relate to income taxes levied by the same tax jurisdiction.

Segments

Segments

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by the Chief Operating Decision Maker (CODM). The CODM is comprised of the Management Board of the Group. The Group operates as a single segment dedicated to the discovery and development of biotechnological applications and the CODM makes decisions about allocating resources and assessing performance based on the Group as a whole. Accordingly, the Group has determined it operates in one operating and reportable segment.

Significant accounting judgments, estimates and assumptions

Significant accounting judgments, estimates, and assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, revenues, and expenses. Management bases its judgments and estimates on historical experience and other various factors, which it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Significant judgments

In the process of applying the accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.

Accounting for share-based payments

The Group has multiple share-based payment programs. Significant judgments include the determination of the grant date fair value of the awards.

The awards granted in 2021 as well as in prior years are accounted for as equity-settled share-based payments and described under Note 9.

Revenue recognition and collaboration agreements

The Group applied the following judgments in determining the amount and timing of revenue from collaboration agreements:

●	Identification and determination of the nature of performance obligations in collaboration and license agreements.

The Group generates revenues from collaboration and license agreements under which the Group grants licenses to use, research, develop, manufacture, and commercialize candidates and products. As these agreements comprise several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. If these promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in the Group accounting for all goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress.

For these combined performance obligations, it must be assessed which of these promises is the predominant promise to determine the nature of the performance obligation. The Group determined that the grant of the license is the predominant promise within the (combined) performance obligation to grant a license to the customers. It was assessed that the Group grants its customers a right to access or a right to use the Group’s IP due to the collaboration and license agreements.

As a result, the promise to grant a license is accounted for as a performance obligation satisfied over time as the Group’s customer simultaneously receives and consumes the benefits from the Group’s performance.

●	Estimation of variable consideration and assessment of the constraint when determining the amount of revenue of which to defer recognition

The Group’s collaboration and license agreements comprise variable considerations which are contingent on the occurrence or non-occurrence of a future event (i.e., reaching a certain milestone). When determining the deferral of revenue in a collaboration and license agreement, the Group is required to estimate the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to the customer.

As there are usually only two possible outcomes (i.e., a milestone is reached or not), the Group has assessed that the method of the most likely amount is the best method to predict the amount of consideration to which the Group will be entitled.

The most likely amount of these milestone payments (i.e., the full milestone payment) is only included in the transaction price if the occurrence of reaching a future milestone is highly probable. The Group has assessed that the likelihood of achieving the respective milestone decreases depending on how far the expected date of achieving the milestone lies in the future.

The Group has concluded that future milestone payments are fully constrained at each of the fiscal years. Future milestone payments would become unconstrained at the satisfaction of the milestone event, specifically a development event, regulatory approval, or achievement of a sales milestone.

Clinical trial accruals and related research and development costs

The value of goods and services received from contract research organizations (CROs) and contract manufacturing organizations (CMOs) in the reporting period is estimated based on the level of services performed and progress made in the respective period. Amounts are recorded as accrued expenses in cases where the Company has not received an invoice from the service provider. Advance payments for goods or services that will be used or rendered for future research and development activities are recognized as (current) prepaid expenses and other assets or in (non-current) other assets if the benefit is expected to be received more than a year from the statement of financial position date. These amounts are recognized as an expense as the related goods are delivered or the services performed. Management's estimates are based on the best information available at the time. However, additional information may become available in the future and management may adjust the estimate in such future periods. In this event, the Company may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. The Company considers resulting increases or decreases in cost as changes in estimates and reflects such changes in research and development expenses in the period identified.

Accounting for onerous contract provisions

The Group has entered into binding legal agreements for the supply of services by CROs to the Group for CVnCoV clinical trials. Such services are generally associated with the ongoing monitoring and care for enrolled participants in the clinical trials. Due to the discontinuation of the CVnCoV program, the remaining services, which the Group is obligated to procure, do not have a value for the Group anymore. Judgment is required in estimating the cost of the remaining services, particularly in estimating the number of participants completing the clinical trials, when measuring provisions for such contracts with clinical research organizations.

Accounting for contract termination provisions

Contract termination provisions are established under certain conditions in the case of legal risks. Settlement and legal proceedings often raise complex issues and are subject to many uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case. The outcome of any current or future proceedings cannot normally be predicted. the Group considers the need for accounting measures in respect of pending or future settlements for terminated contracts on the basis of the information available to its legal department and in close consultation with legal counsel acting for the Group. Where it is more likely than not that such settlement will result in an outflow of resources that is already reasonably estimable, a provision for settling terminated contracts is recorded in the amount of the present value of the expected cash outflows.

Accounting for determining the lease term of contracts with renewal options

The Group determines the lease term as the non-cancelable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease if it is reasonably certain not to be exercised.

The Group has the option, under some of its leases to lease the assets for additional terms of five to ten years. The Group applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. The Group considers all relevant factors that create an economic incentive for it to exercise the renewal.

After the lease commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

The Group included the renewal period (five years) as part of the lease term for certain building lease arrangements. Optional lease payments from both of these aforementioned extension options not included in the measurement of the lease liability exist in a gross amount of EUR 34,300k (2020: 34,201k, 2019: 12,548k)

Estimating the incremental borrowing rate

In most cases, the Group cannot readily determine the interest rate implicit in the lease. Therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR, therefore, reflects what the Group “would have to pay,” which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates, country risk premiums, and credit spreads) when available and is required to make certain entity-specific adjustments.

Changes in accounting policies and disclosures

Changes in accounting policies and disclosures

Summary of significant accounting policies

This section describes significant accounting policies adopted in the preparation of these consolidated financial statements. These policies have been consistently applied to all the years presented unless otherwise stated.

The below-listed amendments and interpretations apply for the first time in 2021, but do not have any impact on the consolidated financial statements of the Group:

●	Interest Rate Benchmark Reform - Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
●	COVID-19-related Rent Concessions, Amendment to IFRS 16

The Group has not early adopted any standards, interpretations, or amendments that have been issued but are not yet effective.

Standards issued but not yet effective

The following amendments will be adopted effective January 1, 2022, or at a later effective date, and are not expected to have a material impact on the consolidated financial statements of the Group:

●	Amendments to IFRS 4 Insurance Contracts
●	IFRS 17 Insurance Contracts, including Amendments to IFRS 17
●	Amendments to IAS 37 Onerous Contracts – Costs of Fulfilling a Contract
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (effective 1 January 2023)
●	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets; Annual Improvements 2018-2020
●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
●	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates

Impact of COVID-19

Impact of COVID-19

As the Group is currently devoting significant resources to the development of COVID vaccines, such development may impair the ability to timely progress other product candidates in clinical trials or into clinical trials from their current preclinical stage. In addition, enrollment in other programs may be delayed as a result of the COVID-19 pandemic and could have a negative impact on revenue recognition related to non-COVID-19 collaborations. For instance, the Group's flu program with Bill & Melinda Gates Foundation was delayed. The partial disruption, even temporary, may negatively impact the Company's operations and overall business by delaying the progress of its clinical trials and preclinical studies. The Group's operations, including research and manufacturing, could also be disrupted due to the potential of the impact of staff absences as a result of self-isolation procedures or extended illness. However, the Group has taken a series of actions aimed at safeguarding its employees and business associates, including implementing a work-from-home policy for employees except for those related to its laboratory and production operations. The Group is running COVID Antigen tests on a weekly basis for employees on the premises.